Accounts Receivable and Unbilled Receivable (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Accounts Receivable and Unbilled Receivable [Abstract]
Allowance for doubtful accounts	$ 0	$ 0
Accounts receivable and unbilled receivable	$ 2,952,887